Document and Entity Information	Jun. 12, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001898795
Document Type	8-K
Document Period End Date	Jun. 12, 2025
Entity Registrant Name	LiveWire Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41511
Entity Tax Identification Number	87-4730333
Entity Address, Address Line One	3700 West Juneau Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53208
City Area Code	(650)
Local Phone Number	447-8424
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	LVWR
Security Exchange Name	NYSE
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	LVWR WS
Security Exchange Name	NYSE